Segment reporting	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses performance indicators such as normalized profit from operations (normalized EBIT) and normalized EBITDA as measures of segment performance and to make decisions regarding the allocation of resources. The organizational structure effective as of 1 January 2019 comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
In 2019, AB InBev restated the 2018 results (referred to as “2018 restated”) to reflect:

•	the new company organizational structure effective 1 January 2019;

•	the new IFRS rules on lease accounting as if the company had applied the new standard as of 1 January 2018; and

•	the classification of the Australian operations as a disposal group held for sale as if the classification had been applied as of 1 January 2018, in line with IFRS rules.
On 19 July 2019, AB InBev announced the agreement to divest CUB, its Australian subsidiary, to Asahi. Consequently, as at 31 December 2019, the company classified the assets and liabilities associated with the Australian operations as assets held for sale and liabilities associated with assets held for sale, respectively. In addition, since the results of the Australian operations represented a separate major line of business, these were accounted for as discontinued operations (“profit from discontinued operations”) up to 31 May 2020. The transaction closed on 1 June 2020.
All figures in the tables below are stated in million US dollar, except volume (million hls) and Normalized EBITDA margin (in %).

	North America			Middle Americas			South America			EMEA			Asia Pacific
	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated	2020	2019	2018 restated
Volume	107	108	111	121	134	129	144	140	136	76	86	87	82	93	96
Revenue	15 622	15 488	15 504	10 032	11 912	11 614	8 092	9 790	10 238	6 835	7 911	8 368	5 648	6 544	6 735
Normalized EBITDA	6 172	6 185	6 199	5 014	6 356	6 033	3 179	4 145	4 696	1 895	2 781	3 184	1 737	2 287	2 178
Normalized EBITDA margin %	39.5%	39.9%	40.0%	50.0%	53.4%	51.9%	39.3%	42.3%	45.9%	27.7%	35.2%	38.1%	30.8%	35.0%	32.3%
Depreciation, amortization and impairment	(803)	(833)	(834)	(1 017)	(921)	(844)	(767)	(955)	(1 008)	(988)	(974)	(936)	(646)	(648)	(734)
Normalized profit from operations (EBIT)	5 369	5 352	5 365	3 997	5 435	5 189	2 412	3 190	3 688	907	1 807	2 248	1 091	1 639	1 444
Exceptional items (see Note 8)	(222)	(11)	(10)	(112)	(51)	(151)	(62)	(96)	1	(2 629)	(61)	(370)	(29)	(41)	(43)
Profit from operations (EBIT)	5 147	5 341	5 355	3 885	5 384	5 038	2 350	3 094	3 689	(1 722)	1 746	1 878	1 062	1 598	1 401
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations results
Profit/(loss)
Segment assets (non-current)	63 765	63 725	63 443	72 331	76 168	71 844	12 348	13 452	13 250	35 578	39 442	42 874	13 845	13 450	22 545
Gross capex	646	679	917	829	1 286	1 324	727	1 063	777	768	1 208	1 163	508	626	599
FTE	20 281	20 040	19 323	48 751	52 412	53 140	40 630	41 603	40 503	22 357	23 804	23 604	26 510	29 482	31 523

	Global Export and Holding companies			AB InBev Worldwide
	2020	2019	2018 restated	2020	2019	2018 restated
Volume	1	1	1	531	561	560
Revenue	652	685	582	46 881	52 329	53 041
Normalized EBITDA	(677)	(676)	(558)	17 321	21 078	21 732
Normalized EBITDA margin %	—	—	—	36.9%	40.3%	41.0%
Depreciation, amortization and impairment	(376)	(325)	(269)	(4 598)	(4 657)	(4 624)
Normalized profit from operations (EBIT)	(1 053)	(1 001)	(827)	12 723	16 421	17 107
Exceptional items (see Note 8)	(50)	(63)	(119)	(3 103)	(323)	(692)
Profit from operations (EBIT)	(1 103)	(1 064)	(946)	9 620	16 098	16 414
Net finance income/(cost)				(7 697)	(3 473)	(8 826)
Share of results of associates and joint ventures				156	152	153
Income tax expense				(1 932)	(2 786)	(2 585)
Profit from continuing operations				147	9 990	5 157
Discontinued operations results				2 055	424	531
Profit/(loss)				2 202	10 414	5 688
Segment assets (non-current)	2 024	1 597	1 631	199 891	207 834	215 587
Gross capex	303	312	224	3 781	5 174	5 005
FTE	5 166	4 574	4 683	163 695	171 915	172 776
For the year ended 31 December 2020, net revenue from the beer business amounted to 43 044m US dollar (31 December 2019: 47 984m US dollar; 31 December 2018: 48 602m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 3 837m US dollar (31 December 2019: 4 345m US dollar; 31 December 2018: 4 439m US dollar). Additionally, for the year ended 31 December 2020, net revenue from the company’s business in the United States amounted to 13 815m US dollar (31 December 2019: 13 693m US dollar; 31 December 2018:13 624m US dollar) and net revenue from the company’s business in Brazil amounted to 5 868 m US dollar (31 December 2019: 7 277m US dollar; 31 December 2018: 7 375m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 501m US dollar (31 December 2019: 668m US dollar; 31 December 2018: 710m US dollar) and non-current
assets located in the country of domicile represented 2 496m US dollar (31 December 2019: 2 215m US dollar ; 31 December 2018: 2 117m US dollar).